Capital stock (Details 2)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022
Statement [Line Items]
Number of shares outstanding		638,400
$1.10
Statement [Line Items]
Number of shares outstanding	60,000
Weighted average remaining contractual life (in years)	2 years 6 months 29 days
Weighted average exercise price	$ 1.10
Options exercisable	60,000
$1.11 - $1.50
Statement [Line Items]
Number of shares outstanding	1,165,000
Weighted average remaining contractual life (in years)	8 years 11 months 27 days
Weighted average exercise price	$ 1.20
Options exercisable	20,000
$1.51 ? $3.00
Statement [Line Items]
Number of shares outstanding	77,700
Weighted average remaining contractual life (in years)	1 year
Weighted average exercise price	$ 1.90
Options exercisable	77,700
3.01 - $4.95
Statement [Line Items]
Number of shares outstanding	175,000
Weighted average remaining contractual life (in years)	5 months 27 days
Weighted average exercise price	$ 4.95
Options exercisable	175,000
$1.10 ? $4.95
Statement [Line Items]
Number of shares outstanding	1,477,700
Weighted average remaining contractual life (in years)	7 years 3 months 18 days
Weighted average exercise price	$ 1.72
Options exercisable	332,700